Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Trading Symbol	NVGS
Entity Registrant Name	Navigator Holdings Ltd.
Entity Central Index Key	0001581804
Current Fiscal Year End Date	--12-31